UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6400

                        The Advisors' Inner Circle Fund
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 Synovus Funds
                                  P.O. Box 446
           Portland, ME 04112 (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-932-7781

                   Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003



Item 1.    Reports to Stockholders.

                                  ANNUAL REPORT

                                October 31, 2003

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                                  SYNOVUS FUNDS
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                                [GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund


                                [GRAPHIC OMITTED]
                                  SYNOVUS FUNDS
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SYNOVUS FUNDS
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Table of Contents

Report to Shareholders ....................................................... 1
Manager Comments:
     Large Cap Core Equity Fund .............................................. 2
     Mid Cap Value Fund ...................................................... 4
     Intermediate-Term Bond Fund ............................................. 6
     Georgia Municipal Bond Fund ............................................. 8
Statements of Net Assets:
     Large Cap Core Equity Fund ..............................................10
     Mid Cap Value Fund ......................................................12
     Intermediate-Term Bond Fund .............................................14
     Georgia Municipal Bond Fund .............................................16
Statements of Operations .....................................................21
Statements of Changes in Net Assets ..........................................22
Financial Highlights .........................................................24
Notes to Financial Statements ................................................26
Independent Auditors' Report .................................................32
Trustees and Officers of The Advisors' Inner Circle Fund .....................33
Notice to Shareholders .......................................................37



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Annual Report to Shareholders
FISCAL YEAR END: OCTOBER 31, 2003

The Financial Markets responded in typical fashion during 2003 providing investors with the type of returns for equity markets that were bolstered by supportive monetary policy and fiscal stimulus via investor friendly tax cuts. The market advance reversed a portion of the bear market returns of the previous three years. Investors in the markets for value that stuck with their long term discipline during 2003 were rewarded positive returns throughout the equity markets.

The losing streak of three straight years for equity investors is now, with little doubt, about to end. Thus avoiding the history tying mark of four straight losing years during the Great Depression, a mark most investors would gladly avoid. Performance across all sectors of the equity markets, small, mid, large cap and international showed marked improvement over last year's bear market returns.

The Federal Reserve did its part and maintained the lowest Fed Funds rate in 45 years, lowering the rate once again to one percent and hinting the level will be slow to rise due to concerns about the sustainability of the economic recovery. The passage of additional tax breaks for consumers and investors provided additional support and initiative to participants in the equity markets.

Bond investors were beginning to see the light of the government's effort to reflate the economy, nearly at any cost. The additional window of opportunity helped along by the Federal Reserve provided yet another wave of home mortgage refinancing during the summer as long term rates fell on concerns of a weak economy and the possibility of a further rate cut by the Fed. The volatility in 2003 resided for the most part in the bond markets. Uncertainty over the Fed position, rising deficits and early signs of an economic rebound, raised the risk for bondholders. The bond market party was coming to an end.

During the year, small and mid components of the equity market provided superior returns over the large cap sector. Speculation rose as lower quality stocks and non dividend paying issues out performed high quality and dividend paying issues.

Perhaps not all the lessons learned during the late nineties surge in prices, and the subsequent three year bear market in equities, fresh on the minds of most investors. We all like to remember the good times and forget the bad ones. Time will tell if this is the start of a new bull market or a cyclical rally in a longer downtrend.

As disciplined investors, we must stay with a proven long term strategy of proper diversification in order to achieve our investment objectives in a market environment filled with uncertainty.



Mark J. Brown
Chief Investment Officer
Synovus Investment Advisors


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Large Cap Core Equity Fund
MANAGER COMMENTS OCTOBER 31, 2003

After three straight years of negative returns, stocks are poised to rebound into positive return territory for the calendar year 2003 as signs of sustained economic growth become more convincing to investors and a firm dose of monetary and fiscal stimulus create a floor for stocks prices in the U.S. and around the world.

The maintenance of aggressive monetary policy by the Federal Reserve, holding short term interest near 45 year lows, and the passing of additional tax relief to consumers and investors in the form of lower capital gains taxes and reduced taxes on dividends, gave an added incentive to stock investors to take advantage of a reasonably priced equity market for the first time in three years.

The recent rally came in the midst of significant gloom and pessimism among investors as corporations held down costs and plans for additional capital spending and additional hiring plans for a good portion of 2003. An early spring low in the U.S. markets came as interest rates continued their descent and concerns that deflation, (falling prices) was a rising risk to the economy and investors. Investor sentiment remains skeptical as the war in Iraq posed a risk to consumer confidence.

The stock market rally during 2003 has been led by a speculative sort of element. In particular the stocks that led the last leg of the advance in 1999 and 2003 have gained the most attention. In fact the leaders in the 2003 rally were the lower rated stocks, those with leveraged balance sheets. High quality companies that weathered the down turn of the last three years underperformed. Ironically, non dividend paying stocks outperformed dividend payers, despite the additional tax advantage for lower taxes on dividend income. Investors were particularly attracted to lower priced stocks, as stocks under $10.00 outperformed stocks priced over $10.00 by nearly a fifty percent margin.

Momentum has clearly shifted during 2003. The question is, have investors become speculative, chasing stocks with little or no fundamentals? Has the market become expensive, selling at nineteen times earnings for the Standard and Poor's 500 and well over forty times earnings for the NASDAQ composite?

We continue to focus on the high quality sectors of the market with companies with proven track records and leaders within their industries. Have investors learned the lessons of the late nineties? Has the correction in the market purged the excesses and speculation of the longest bull market in history? These questions remain unresolved at this point in time. As investors, we have no control over these issues or the markets. We are determined to stay within our discipline to managing a core portfolio with the best characteristics for risk and return available to our shareholders.


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Large Cap Core Equity Fund (CONTINUED)


SYNOVUS INVESTMENT ADVISORS, INC.
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS LARGE
CAP CORE EQUITY FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE S&P 500 COMPOSITE INDEX 2

                            ANNUALIZED ANNUALIZED  ANNUALIZED
                  ONE YEAR    3 YEAR     5 YEAR      10 YEAR
                   RETURN    RETURN 1   RETURN 1    RETURN 1
--------------------------------------------------------------------------------
Institutional       16.76%    (6.65)%     2.26%      10.23%
--------------------------------------------------------------------------------
Class A             16.43%    (6.91)%     1.99%       9.95%
--------------------------------------------------------------------------------
Class A,
With Load            9.78%    (8.74)%     0.78%       9.30%
--------------------------------------------------------------------------------
Class B             15.75%    (7.50)%     1.31%       9.16%
--------------------------------------------------------------------------------
Class B,
With Load           10.75%    (8.42)%     0.93%       9.16%
--------------------------------------------------------------------------------
Class C             15.74%    (7.49)%     1.31%       9.16%
--------------------------------------------------------------------------------
Class C,
With Load           13.61%    (7.80)%     1.11%       9.04%
--------------------------------------------------------------------------------



       SYNOVUS LARGE   SYNOVUS LARGE   SYNOVUS LARGE   SYNOVUS LARGE   S&P 500
       CAP CORE        CAP CORE        CAP CORE        CAP CORE        COMPOSITE
       EQUITY FUND,    EQUITY FUND,    EQUITY FUND,    EQUITY FUND,    INDEX 2
       INSTITUTIONAL   CLASS A         CLASS B         CLASS C
10/93     $10,000      $ 9,425         $10,000        $ 9,900          $10,000
10/94      10,113        9,513          10,014          9,914           10,386
10/95      12,770       11,975          12,508         12,383           13,132
10/96      15,530       14,532          15,074         14,924           16,297
10/97      20,354       18,998          19,545         19,350           21,530
10/98      23,676       22,049          22,504         22,280           26,264
10/99      28,984       26,937          27,293         27,021           33,006
10/00      32,549       30,162          30,341         30,039           35,016
10/01      27,283       25,239          25,226         24,948           26,297
10/02      22,675       20,893          20,748         20,545           22,324
10/03      26,475       24,326          24,016         23,778           26,967




  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/ collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.
2 The S&P 500 Composite Index is a capitalization-weighted index of 500 stocks.
  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.

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                                                                               3
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Mid Cap Value Fund
MANAGER COMMENTS OCTOBER 31, 2003

MARKET ENVIRONMENT

The past twelve months had two distinct halves. The year began continuing on an uncertain note as the economy and financial markets struggled. Come late spring, the impact of the Federal Reserve's stimulative monetary policy and prospects for significant tax cuts fueled a strong market rebound. Early on, defensive positions were well rewarded. As we moved on through the year, the rally developed a speculative character, with little regard for valuation. As we come to the close of the Fund year, the market is discounting strong earnings growth and low interest rates.

INVESTMENT DISCUSSION

The Fund posted strong returns for the year. It is notable that the fund's performance was achieved with less risk than that of the market benchmarks. We began the year conservatively postured and the Fund did particularly well in the first half of the year. It performed less well, on a relative basis, in the second half of the year when technology and low quality companies led the market.

Security selection was the most significant contributor to performance during the year. This was offset somewhat by the Fund's sector weightings. The Funds' large weight in energy, while posting positive returns, was the lowest returning component of the portfolio. The largest industry weighting in the Fund was Insurance. These investments were strong contributors to performance during the year. We held positions both in re-insurers that had new capital to deploy in a strong pricing environment and two managed care companies that were undergoing major transformations.

As the year progressed and portfolio holdings met or exceeded our price objectives, we reduced or eliminated a number of Fund holdings. We have been redeploying sale proceeds into new investments that meet our investment valuation criteria and which, due in part to a lack of Wall Street following, have not yet risen to the lofty valuations of the broad market.

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4
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SYNOVUS FUNDS

Mid Cap Value Fund (CONTINUED)


STEINBERG PRIEST & SLOANE CAPITAL MANAGEMENT, LLC
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS MID CAP VALUE FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE RUSSELL MID CAP VALUE INDEX 2

                                                   ANNUALIZED      ANNUALIZED
                                    ONE YEAR         3 YEAR         INCEPTION
                                     RETURN         RETURN 1        TO DATE 1
-------------------------------------------------------------------------------
Institutional                       32.85%            9.57%           12.43%
-------------------------------------------------------------------------------
Class A                             32.57%            9.32%           12.17%
-------------------------------------------------------------------------------
Class A, With Load                  24.89%            7.20%           10.32%
-------------------------------------------------------------------------------
Class B                             31.53%            8.51%           11.35%
-------------------------------------------------------------------------------
Class B, With Load                  26.53%            7.65%           10.71%
-------------------------------------------------------------------------------
Class C                             31.64%            8.54%           11.38%
-------------------------------------------------------------------------------
Class C, With Load                  29.32%            8.19%           11.06%
-------------------------------------------------------------------------------



[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:
          SYNOVUS MID   SYNOVUS MID    SYNOVUS MID    SYNOVUS MID    RUSSELL MID
          CAP VALUE     CAP VALUE      CAP VALUE      CAP VALUE      CAP VALUE
          FUND,         FUND, CLASS A  FUND, CLASS B  FUND, CLASS C  INDEX 2
          INSTITUTIONAL

4/30/00   $10,000        $ 9,425        $10,000         $ 9,900       $10,000
10/31/00   11,156         10,500         11,103          10,992        10,942
10/31/01   12,154         11,425         11,989          11,857        10,791
10/31/02   11,045         10,349         10,786          10,678        10,471
10/31/03   14,674         13,720         14,186          14,056        13,976

  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.
2 The Russell Mid Cap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on April 30, 2000.

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Intermediate-Term Bond Fund
MANAGER COMMENTS OCTOBER 31, 2003

Interest rates have been on a wild ride for the year; so far in 2003 the trend appears to us to be mostly up after the brief and dramatic decline during the months of May and June. Fueled by investor perception and Federal Reserve concern, deflation was about to become the beast of debt laden bondholders. During that critical two month period, rates touched historic lows as the Fed voiced concern that deflation was a risk to economic growth and prosperity. In a quick and dramatic fashion, interest rates fell as the two year treasury touched a low yield of 1.08% and the ten year treasury fell to 3.08% sparking yet another refinancing wave in the mortgage market during the summer months.

Ironically, the Fed only lowered rates another 25 basis points after setting an expectation of 50 basis points during the Open Market Committee meeting in June. The combination of government stimulus from the third leg of the Bush tax cuts, and the early signs of an economic recovery during the summer caused significant back up in rates for the rest of 2003.

Due to the back up in rates, July was the worst performing month in the bond market since January 1980, producing nearly a seven percent drop in the price of the ten year treasury note. Mortgage investors reeled as the rate increase caused massive distortion in the average maturity and duration of portfolios in the wake of recent refinancing by homeowners.



Quality spreads, the rate difference between corporate bonds and treasuries, continued to close, although not at the pace witnessed in late 2002 and the spring of 2003. The primary beneficiary of this advance was in the high yields (low quality) sector, as the economic recovery gained considerable momentum during the period. The portfolio benefited from maintaining an over weight in corporates, nearly 60% during the course of the year.

We view 2003 as a transition year for interest rates. During the year we moved from an optimistic to a pessimistic view on interest rates. Although Fed policy remains favorable, market rates will continue to move higher. Eventually the Fed will follow market rates higher by raising the Fed Funds rate in early 2004. The market view of concerns over deflation will become concerns about inflation sooner than most market participants expect.

Corporate bonds will continue to out perform treasuries; the ability to capitalize on narrowing spreads will become more difficult as the year goes on. Capital preservation, now due to rising rates and eventually inflation concerns, will provide future opportunities to capture higher yielding strategies in the bond market. Rising commodity prices, falling dollar and the first synchronized global growth in nearly 10 years call for the time to play defense.


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Intermediate-Term Bond Fund (CONTINUED)



SYNOVUS INVESTMENT ADVISORS, INC.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS INTERMEDIATE-TERM BOND FUND, INSTITUTIONAL CLASS, CLASS A AND CLASS B, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX 2

                                       ANNUALIZED  ANNUALIZED    ANNUALIZED
                          ONE YEAR       3 YEAR      5 YEAR        10 YEAR
                           RETURN       RETURN 1    RETURN 1      RETURN 1
--------------------------------------------------------------------------------
Institutional               5.89%         9.04%       6.05%         5.83%
--------------------------------------------------------------------------------
Class A                     5.71%         8.87%       5.85%         5.60%
--------------------------------------------------------------------------------
Class A,
With Load                   0.93%         7.23%       4.87%         5.11%
--------------------------------------------------------------------------------
Class B                     4.81%         8.00%       5.02%         4.79%
--------------------------------------------------------------------------------
Class B,
With Load                  (0.19)%        7.14%       4.69%         4.79%
--------------------------------------------------------------------------------


[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:



         SYNOVUS         SYNOVUS            SYNOVUS            LEHMAN
         INTERMEDIATE-   INTERMEDIATE-TERM  INTERMEDIATE-TERM  INTERMEDIATE
         TERM BOND FUND, BOND FUND,         BOND FUND,         GOVERNMENT/
         INSTITUTIONAL   CLASS A            CLASS B            CREDIT INDEX 2
10/31/93 $10,000         $ 9,550            $10,000            $10,000
10/31/94   9,793           9,329              9,696              9,807
10/31/95  10,788          10,251             10,574             11,035
10/31/96  11,276          10,685             10,945             11,677
10/31/97  12,039          11,386             11,564             12,552
10/31/98  13,141          12,389             12,503             13,694
10/31/99  13,052          12,286             12,293             13,829
10/31/00  13,594          12,756             12,675             14,720
10/31/01  15,594          14,601             14,402             16,819
10/31/02  16,646          15,574             15,237             17,813
10/31/03  17,627          16,463             15,970             18,777



  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.
2 The Lehman Intermediate Government/Credit Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.

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                                                                        [GRAPHIC
                                                                        OMITTED]

Georgia Municipal Bond Fund
MANAGER COMMENTS OCTOBER 31, 2003

The Fund over the past twelve months once again produced positive returns to shareholders. With a total return of over 4% for the year, the Georgia Municipal Bond Fund provided holders with positive returns even as the stock market magnificently propelled itself out of the doldrums. One of the reasons for the Fund's strong showing is explained by its intermediate term strategy. Municipal bonds with maturities of 20 years and longer actually lost value during the last year while those on the shorter end gained.

The year was truly an interesting one for municipal bonds. This time last year, intermediate term Georgia municipals offered buyers yields which were 106% of treasuries. By the end of October 2003, a five year Georgia General Obligation, for example, only captured 78% of the five year treasury's yield. There have been several factors contributing to this phenomenon including the growing Federal deficit's upward pressure on treasury yields and the dwindling supply of Georgia bonds throughout the year.

The tactical strategy during the year began with a move to slightly shorten the Fund relative to the Lehman Brothers 7 Year Municipal Index. As the year progressed, municipals began to give back some of their gains in light of the stock market's success and its implication of a stronger economy to come. By early fall of 2003, the prospects of a brighter future were numerically substantiated with a 7.2% growth in third quarter Gross Domestic Product.
The Fund was shortened to an average maturity of only six years.

The Fund will continue to maintain its somewhat shorter duration, extending as interest rates begin to trend upward. The focus on high credit quality will continue as the evidence of a stronger economy has a lag time of one year before it positively affects the financial positions of municipalities. Our commitment is to produce competitive tax-exempt returns for shareholders with less volatility in net asset value and without reaching for yield through unnecessary credit risk.


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                                                                        [GRAPHIC
                                                                        OMITTED]

Georgia Municipal Bond Fund (CONTINUED)



SYNOVUS INVESTMENT ADVISORS, INC.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS GEORGIA MUNICIPAL BOND FUND, INSTITUTIONAL CLASS AND CLASS A, VERSUS THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX 2

                            ANNUALIZED ANNUALIZED  ANNUALIZED
                  ONE YEAR    3 YEAR     5 YEAR      10 YEAR
                   RETURN     RETURN 1   RETURN 1    RETURN 1
--------------------------------------------------------------------------------

Institutional      4.27%      6.22%       4.57%       4.33%
--------------------------------------------------------------------------------
Class A            3.99%      5.89%       4.25%       4.04%
--------------------------------------------------------------------------------
Class A,
With Load         (0.70)%     4.28%       3.29%       3.57%
--------------------------------------------------------------------------------


[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

                 SYNOVUS GEORGIA     SYNOVUS GEORGIA    LEHMAN 7 YEAR
                 MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND
                 FUND, INSTITUTIONAL FUND, CLASS A      INDEX 2

10/31/93               $10,000        $ 9,550            $10,000
10/31/94                 9,735          9,275              9,810
10/31/95                10,646         10,117             11,023
10/31/96                11,013         10,428             11,537
10/31/97                11,598         10,948             12,398
10/31/98                12,221         11,524             13,314
10/31/99                12,006         11,291             13,315
10/31/00                12,750         11,953             14,226
10/31/01                13,943         13,043             15,630
10/31/02                14,656         13,647             16,607
10/31/03                15,282         14,191             17,560





  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.
2 The Lehman 7 Year Municipal Bond Index is an unmanaged broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.

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SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003

                                                 Market
                                                  Value
LARGE CAP CORE EQUITY FUND           Shares       (000)
--------------------------------------------------------------------------------

COMMON STOCK (89.0%)
AEROSPACE & DEFENSE (3.0%)
   United Technologies               74,450  $    6,305
                                             ----------
AUTOMOTIVE (2.3%)
   General Motors                   115,000       4,907
                                             ----------
BANKS (5.0%)
   FleetBoston Financial            145,400       5,873
   SouthTrust                       148,950       4,744
                                             ----------
                                                 10,617
                                             ----------
CHEMICALS (0.8%)
   EI Du Pont de Nemours             42,600       1,721
                                             ----------
COMPUTERS & SERVICES (8.8%)
   Cisco Systems*                   232,700       4,882
   Dell*                            156,400       5,649
   EMC Corp/Massachusetts*          250,000       3,460
   Microsoft                        179,700       4,699
                                             ----------
                                                 18,690
                                             ----------
COSMETICS & TOILETRIES (2.7%)
   Colgate-Palmolive                108,800       5,787
                                             ----------
ELECTRONICS MANUFACTURING (2.8%)
   Emerson Electric                 105,000       5,959
                                             ----------
ENTERTAINMENT (1.6%)
   Walt Disney                      154,000       3,487
                                             ----------
FINANCIAL SERVICES (7.7%)
   Citigroup                        109,800       5,205
   Fannie Mae                        83,100       5,957
   Morgan Stanley                    95,100       5,218
                                             ----------
                                                 16,380
                                             ----------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Anheuser-Busch                    77,400       3,813
   Coca-Cola                         70,000       3,248
   PepsiCo                           40,900       1,956
                                             ----------
                                                  9,017
                                             ----------
HEALTH CARE (6.5%)
   Baxter International              80,100       2,129
   Johnson & Johnson                 86,300       4,344
   Medco Health Solutions*           12,180         404
   Quest Diagnostics*                35,000       2,368
   WellPoint Health Networks*        50,000       4,445
                                             ----------
                                                 13,690
                                             ----------
INSURANCE (4.8%)
   AFLAC                            148,700       5,424
   American
   International Group               78,100       4,751
                                             ----------
                                                 10,175
                                             ----------

                                                Market
                                                 Value
                                     Shares      (000)
--------------------------------------------------------------------------------

MACHINERY (2.9%)
   Deere                            100,000  $    6,062
                                             ----------
MANUFACTURING (2.9%)
   General Electric                 211,049       6,122
                                             ----------
PETROLEUM & FUEL PRODUCTS (4.9%)
   ConocoPhillips                    57,854       3,307
   Exxon Mobil                      116,484       4,261
   Schlumberger                      62,450       2,933
                                             ----------
                                                 10,501
                                             ----------
PHARMACEUTICALS (6.9%)
   Amgen*                            80,000       4,941
   Merck                            101,000       4,469
   Pfizer                           163,400       5,163
                                             ----------
                                                 14,573
                                             ----------
PRECIOUS METALS (3.9%)
   Newmont Mining                   190,000       8,318
                                             ----------
RETAIL (9.4%)
   Bed Bath & Beyond*                95,000       4,013
   Home Depot                       115,700       4,289
   Kohl's*                           80,000       4,486
   Wal-Mart Stores                   71,900       4,238
   Walgreen                          85,000       2,960
                                             ----------
                                                 19,986
                                             ----------
SEMI-CONDUCTORS/INSTRUMENTS (3.5%)
   Intel                            223,000       7,370
                                             ----------
TELEPHONES & TELECOMMUNICATIONS (2.5%)
   Alltel                            56,000       2,647
   Motorola                             300           4
   Verizon Communications            81,962       2,754
                                             ----------
                                                  5,405
                                             ----------
WHOLESALE (1.9%)
   AmerisourceBergen                 70,000       3,974
                                             ----------
TOTAL COMMON STOCK
   (Cost $174,321)                              189,046
                                             ----------

MONEY MARKET (0.1%)
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A           85,548          86
                                             ----------
TOTAL MONEY MARKET
   (Cost $86)                                        86
                                             ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003

                                  Contracts/    Market
LARGE CAP CORE EQUITY FUND        Face Amount    Value
(CONCLUDED)                          (000)       (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (11.8%)
   Spear Leeds & Kellogg
     0.980% dated 10/31/03,
     to be repurchased on
     11/03/03, repurchase price
     $25,040,473
     (collateralized
     by a U.S. Treasury
     Obligation,
     with a total
     market value
     $25,550,335)                   $25,038  $   25,038
                                             ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $25,038)                                25,038
                                             ----------
TOTAL INVESTMENTS (100.9%)
   (Cost $199,445)                              214,170
                                             ----------

WRITTEN COVERED CALL OPTIONS (-1.2%)
   AFLAC Call,
     Expires 02/24/04,
     Strike Price $35                (1,000)       (250)
   Cisco Systems Call,
     Expires 01/20/04,
     Strike Price $20                  (972)       (175)
   Coca-Cola Call,
     Expires 02/24/04,
     Strike Price $50                   (10)         (1)
   Deere Call,
     Expires 01/20/04,
     Strike Price $55                  (700)       (476)
   Fannie Mae Call,
     Expires 01/20/04,
     Strike Price $80                  (813)        (81)
   FleetBoston Financial Call,
     Expires 11/25/03,
     Strike Price $40                (1,000)       (100)
   General Electric Call,
     Expires 01/20/04,
     Strike Price $35                  (992)         (5)
   General Motors Call,
     Expires 12/23/03,
     Strike Price $42.50             (1,000)       (130)
   Home Depot Call,
     Expires 01/20/04,
     Strike Price $30                  (729)       (532)
   Intel Call,
     Expires 01/20/04,
     Strike Price $22.50               (700)       (735)
   Newmont Mining Call,
     Expires 01/20/04,
     Strike Price $50                  (900)        (81)
                                             ----------
TOTAL WRITTEN COVERED CALL OPTIONS
   (Premium $(1,384))                            (2,566)
                                             ----------




                                                  Value
                                                  (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (0.3%)
   Investment Advisory Fees Payable          $     (105)
   Administration Fees Payable                      (24)
   Distribution Fees Payable                         (5)
   Other Assets and Liabilities, Net                847
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES                  713
                                             ----------

NET ASSETS:
   Portfolio Shares of Institutional
     Shares (unlimited authorization
     -- no par value) based on
     21,340,327 outstanding shares
     of beneficial interest                     203,067

   Portfolio Shares of Class A
     Shares (unlimited authorization
     -- no par value) based on
     701,260 outstanding shares of
     beneficial interest                          6,239

   Portfolio Shares of Class B
     Shares (unlimited authorization
     -- no par value) based on
     136,944 outstanding shares of
     beneficial interest                          1,284

   Portfolio Shares of Class C
     Shares (unlimited authorization
     -- no par value) based on
     432,422 outstanding shares of
     beneficial interest                          4,106

   Distribution in excess
     of net investment income                        (1)
   Accumulated net realized loss on
     investments                                (15,921)
   Net unrealized appreciation on
     investments and written covered
     call options                                13,543
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  212,317
                                             ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($200,446,173 (DIVIDE) 21,340,327 shares)     $ 9.39
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($6,566,651 (DIVIDE) 701,260 shares)          $ 9.36
                                                 ======

Maximum Offering Price Per Share --
   Class A Shares ($9.36 (DIVIDE) 94.25%) (A)    $ 9.93
                                                 ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares (B)
   ($1,275,936 (DIVIDE) 136,944 shares)          $ 9.32
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)
   ($4,028,405 (DIVIDE) 432,422 shares)          $ 9.32
                                                 ======

Maximum Offering Price Per Share --
   Class C Shares ($9.32 (DIVIDE) 99.00%) (A)    $ 9.41
                                                 ======

* NON-INCOME PRODUCING SECURITY.
(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS

 The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2003

                                                 Market
                                                  Value
MID CAP VALUE FUND                   Shares       (000)
--------------------------------------------------------------------------------

COMMON STOCK (80.0%)
AGRICULTURE (3.5%)
   Bunge                             71,500    $  1,938
                                              ---------
APPAREL/TEXTILES (1.7%)
   Liz Claiborne                     26,000         959
                                              ---------
BROADCASTING, NEWSPAPERS &
   ADVERTISING (3.6%)
   InterActiveCorp*                  40,700       1,494
   Liberty Media*                    51,200         517
                                              ---------
                                                  2,011
                                              ---------
CABLE TELEVISION (2.2%)
   Shaw Communications, Cl B         87,600       1,223
                                              ---------
CHEMICALS (4.9%)
   Agrium                           177,000       2,721
                                              ---------
COMPUTER SERVICES (0.7%)
   Reynolds & Reynolds               14,800         402
                                              ---------
CONSUMER NON-DURABLES (4.7%)
   International
   Flavors & Fragrances              79,700       2,638
                                              ---------
ELECTRIC UTILITIES (4.8%)
   Constellation Energy Group        37,500       1,364
   SCANA                             39,000       1,337
                                              ---------
                                                  2,701
                                              ---------
ENTERTAINMENT (0.7%)
   Regal Entertainment Group         20,000         410
                                              ---------
FINANCIAL SERVICES (1.3%)
   Chicago Mercantile Exchange        1,000          68
   eFunds*                           28,000         448
   Janus Capital Group               15,000         212
                                              ---------
                                                    728
                                              ---------
FOOD, BEVERAGE & TOBACCO (2.5%)
   ConAgra Foods                     59,900       1,428
                                              ---------
HEALTH CARE (8.7%)
   Aetna                             24,500       1,407
   Charles River Laboratories
     International*                  17,600         567
   Gentiva Health Services*          38,000         434
   Human Genome Sciences*            12,500         174
   Laboratory Corp Of America
     Holdings*                       13,300         471
   Ocular Sciences*                   8,000         223
   Quest Diagnostics*                 6,500         440
   WellChoice*                       35,000       1,138
                                              ---------
                                                  4,854
                                              ---------
INSURANCE (14.7%)
   AON                               23,200         508
   Arch Capital Group*               96,100       3,508
   Everest Re Group                  35,300       2,928
   Montpelier Re Holdings*           22,000         729
   Willis Group Holdings             17,100         569
                                              ---------
                                                  8,242
                                              ---------

                                                 Market
                                                  Value
                                      Shares      (000)
--------------------------------------------------------------------------------

OIL & GAS SERVICES (1.9%)
   Grant Prideco*                    15,000    $    170
   Input/Output*                     80,000         329
   Newpark Resources*               110,000         442
   Transocean*                        6,300         121
                                              ---------
                                                  1,062
                                              ---------
PETROLEUM & FUEL PRODUCTS (9.3%)
   EnCana                            86,848       2,985
   Premcor*                           6,900         163
   Tom Brown*                        75,700       2,045
                                              ---------
                                                  5,193
                                              ---------
PROFESSIONAL SERVICES (4.2%)
   Gartner, Cl A*                    74,900         955
   Gartner, Cl B*                    38,200         466
   Iron Mountain*                    25,000         956
                                              ---------
                                                  2,377
                                              ---------
RAILROADS (0.7%)
   Florida East Coast Industries     13,000         386
                                              ---------
REAL ESTATE INVESTMENT TRUSTS (7.8%)
   Archstone-Smith Trust             25,000         668
   iStar Financial                   63,200       2,405
   Ventas                            69,700       1,303
                                              ---------
                                                  4,376
                                              ---------
RETAIL (2.1%)
   Borders Group*                    15,000         340
   Charming Shoppes*                 90,000         589
   Ross Stores                        5,000         250
                                              ---------
                                                  1,179
                                              ---------
TOTAL COMMON STOCK
   (Cost $36,078)                                44,828
                                              ---------

FOREIGN COMMON STOCK (1.5%)
TRANSPORTATION SERVICES (1.5%)
   Royal Nedlloyd*                   25,700         829
                                              ---------
TOTAL FOREIGN COMMON STOCK
   (Cost $799)                                      829
                                              ---------

MONEY MARKETS (2.9%)
   SEI Daily Income Trust,
     Government Fund, Cl A        1,195,985       1,196
   SEI Daily Income Trust,
     Prime Obligation
     Fund, Cl A                     434,240         434
                                              ---------
TOTAL MONEY MARKETS
   (Cost $1,630)                                  1,630
                                              ---------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003

                                      Face
MID CAP VALUE FUND                   Amount       Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (14.9%)
   Spear Leeds & Kellogg
     0.980% dated 10/31/03,
     to be repurchased on
     11/03/03, repurchase price
     $8,338,072 (collateralized by a
     U.S. Treasury Obligation,
     with a total market value
     $8,507,020)                     $8,337    $  8,337
                                              ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,337)                                  8,337
                                              ---------
TOTAL INVESTMENTS (99.3%)
   (Cost $46,844)                                55,624
                                              ---------

OTHER ASSETS AND LIABILITIES (0.7%)
   Investment Advisory Fees Payable                 (26)
   Administration Fees Payable                      (12)
   Distribution Fees Payable                         (6)
   Other Assets and Liabilities, Net                433
                                              ---------
TOTAL OTHER ASSETS AND LIABILITIES                  389
                                              ---------

NET ASSETS:
   Portfolio Shares of Institutional
     Shares (unlimited authorization
     -- no par value) based on
     3,841,656 outstanding shares of
     beneficial interest                         39,582
   Portfolio Shares of Class A
     Shares (unlimited authorization
     -- no par value) based on
     284,631 outstanding shares of
     beneficial interest                          3,016
   Portfolio Shares of Class B
     Shares (unlimited authorization
     -- no par value) based on
     276,031 outstanding shares of
     beneficial interest                          2,909
   Portfolio Shares of Class C
     Shares (unlimited authorization
     -- no par value) based on
     343,222 outstanding shares of
     beneficial interest                          3,659
   Undistributed net investment income               88
   Accumulated net realized loss on
     investments                                 (2,021)
   Net unrealized appreciation on investments     8,780
                                              ---------
TOTAL NET ASSETS (100.0%)                      $ 56,013
                                              =========




                                                  Value
                                                  (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($45,420,136 (DIVIDE) 3,841,656 shares)       $11.82
                                                =======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($3,355,711 (DIVIDE) 284,631 shares)          $11.79
                                                =======

Maximum Offering Price Per Share --
   Class A Shares ($11.79 (DIVIDE) 94.25%) (A)   $12.51
                                                =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares (B)
   ($3,224,532 (DIVIDE) 276,031 shares)          $11.68
                                                =======

Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)
   ($4,013,051 (DIVIDE) 343,222 shares)          $11.69
                                                =======

Maximum Offering Price Per Share --
   Class C Shares ($11.69 (DIVIDE) 99.00%) (A)   $11.81
                                                =======

* NON-INCOME PRODUCING SECURITY.
(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2003

                                      Face       Market
                                     Amount       Value
INTERMEDIATE-TERM BOND FUND           (000)       (000)
--------------------------------------------------------------------------------

U.S.    GOVERNMENT AGENCY OBLIGATIONS (30.1%) FHLMC
        5.500%, 07/15/06             $5,000  $    5,388
        5.125%, 10/15/08              7,000       7,486
                                             ----------
                                                 12,874
                                             ----------
        FNMA
        7.125%, 03/15/07              1,500       1,702
        7.000%, 05/01/11                117         124
        6.625%, 10/15/07              9,500      10,707
        6.000%, 12/15/05              1,000       1,079
        5.250%, 04/15/07              5,000       5,376
        4.375%, 10/15/06              5,000       5,240
        4.250%, 07/15/07             10,000      10,419
        2.875%, 05/19/08              5,000       4,845
                                             ----------
                                                 39,492
                                             ----------
        FNMA, MTN
        6.875%, 09/10/12              1,000       1,099
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $51,367)                                53,465
                                             ----------

CORPORATE OBLIGATIONS (61.2%)
AIRCRAFT (3.0%)
   Boeing Capital
        5.750%, 02/15/07              5,000       5,357
                                             ----------
AUTOMOTIVE (6.1%)
   Cooper Tire & Rubber
        7.750%, 12/15/09              1,500       1,713
   DaimlerChrysler
        4.050%, 06/04/08              5,000       4,833
   Hertz
        7.625%, 08/15/07              4,000       4,252
                                             ----------
                                                 10,798
                                             ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING (5.0%)
   Comcast
        5.850%, 01/15/10              3,000       3,187
   Motorola
        7.625%, 11/15/10              5,000       5,625
                                             ----------
                                                  8,812
                                             ----------
CHEMICALS (3.0%)
   Dow Chemical
        7.000%, 08/15/05              3,000       3,216
        6.000%, 10/01/12              2,000       2,077
                                             ----------
                                                  5,293
                                             ----------
COMPUTERS - HARDWARE (3.1%)
   Hewlett Packard
        5.750%, 12/15/06              5,000       5,401
                                             ----------


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (1.2%)
   Walt Disney
        5.500%, 12/29/06             $2,000  $    2,144
                                             ----------
FINANCIAL SERVICES (22.0%)
   Freddie Mac
        3.500%, 09/15/07              9,000       9,129
   General Electric Capital,
     Ser A, MTN
        4.250%, 01/15/08              5,000       5,148
   Goldman Sachs
        4.125%, 01/15/08              4,000       4,084
   Household Finance
        4.625%, 01/15/08              5,000       5,182
   John Deere Capital
        5.125%, 10/19/06              5,000       5,331
   Lehman Brothers Holdings
        4.000%, 01/22/08              5,000       5,073
   National Rural Utilities
        5.250%, 07/15/04              5,000       5,135
                                             ----------
                                                 39,082
                                             ----------
FOOD, BEVERAGE & TOBACCO (1.5%)
   Coca-Cola Enterprises
        5.750%, 11/01/08              2,500       2,722
                                             ----------
INSURANCE (2.5%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,454
                                             ----------
MEDICAL PRODUCTS & SERVICES (3.0%)
   Baxter International
        5.250%, 05/01/07              5,000       5,344
                                             ----------
METALS (3.1%)
   Alcoa
        7.250%, 08/01/05              5,000       5,453
                                             ----------
PETROLEUM REFINING (3.0%)
   Marathon Oil
        5.375%, 06/01/07              5,000       5,342
                                             ----------
PHARMACEUTICALS (2.9%)
   Abbott Laboratories
        5.125%, 07/01/04              5,000       5,122
                                             ----------
TELEPHONES &
   TELECOMMUNICATIONS (1.8%)
   SBC Communications
        6.125%, 02/15/08              3,000       3,268
                                             ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $105,599)                              108,592
                                             ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003

                                      Face
INTERMEDIATE-TERM BOND FUND          Amount       Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (10.9%)
   Spear Leeds & Kellogg 0.980%,
     dated 10/31/03, to be
     repurchased on 11/03/03,
     repurchase price $19,282,627
     (collateralized by a U.S.
     Treasury Obligation,
     with a total market value
     $19,674,788)                   $19,281  $   19,281
                                             ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $19,281)                                19,281
                                             ----------
TOTAL INVESTMENTS (102.2%)
   (Cost $176,247)                              181,338
                                             ----------

OTHER ASSETS AND LIABILITIES (-2.2%)
   Investment Advisory Fees Payable                 (68)
   Administration Fees Payable                      (21)
   Distribution Fees Payable                         (2)
   Other Assets and Liabilities, Net             (3,873)
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES               (3,964)
                                             ----------

NET ASSETS:
   Portfolio Shares of Institutional
     Shares (unlimited authorization
     -- no par value) based on
     16,474,281 outstanding shares
     of beneficial interest                     162,144
   Portfolio Shares of Class A
     Shares (unlimited authorization
     -- no par value) based on
     438,303 outstanding shares of
     beneficial interest                          4,562
   Portfolio Shares of Class B
     Shares (unlimited authorization
     -- no par value) based on
     119,450 outstanding shares of
     beneficial interest                          1,243
   Accumulated net realized gain
     on investments                               4,334
   Net unrealized appreciation on investments     5,091
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  177,374
                                             ==========



                                                  Value
                                                  (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($171,560,198 (DIVIDE) 16,474,281 shares)     $10.41
                                                =======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($4,569,553 (DIVIDE) 438,303 shares)          $10.43
                                                =======

Maximum Offering Price Per Share --
   Class A Shares ($10.43 (DIVIDE) 95.50%) (A)   $10.92
                                                =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares (B)
   ($1,244,567 (DIVIDE) 119,450 shares)          $10.42
                                                =======

(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS. FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2003

                                      Face       Market
                                     Amount       Value
GEORGIA MUNICIPAL BOND FUND           (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (92.8%)
   Alpharetta, GO
        5.000%, 05/01/08             $  250    $    276
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue,
     Ser A, RB, MBIA
        5.500%, 07/01/14                200         220
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue,
     Ser B, RB, MBIA
        5.100%, 07/01/14                500         541
        5.100%, 07/01/15                750         808
   Atlanta, Water & Sewer Authority,
     RB, ETM
        6.000%, 01/01/11                250         293
   Augusta, Water & Sewer Revenue,
     RB, FSA
        5.250%, 10/01/13                250         279
   Austell, Gas Authority, RB
        5.100%, 06/01/09                300         333
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                300         324
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB, AMBAC
        5.000%, 08/01/16                500         533
   Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
        4.450%, 01/01/32                500         525
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                500         548
   Cherokee County, School
     District, GO
        5.250%, 08/01/16              1,200       1,307
        5.000%, 08/01/07                500         551
        5.000%, 08/01/08                400         444
        5.000%, 02/01/12                685         752
   Cherokee County, Water &
     Sewer Authority, RB, FSA
        4.500%, 08/01/13                500         529
        4.400%, 08/01/12                400         423
   Clayton County, Hospital
     Authority, Southern Regional
     Medical Center Project,
     RB, MBIA
        5.250%, 08/01/11                300         339


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------

   Clayton County, Water
     Authority, RB
        5.250%, 05/01/15             $  500    $    557
        4.500%, 05/01/10                280         303
   Cobb County, GO
        5.000%, 01/01/10                500         540
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser B, RB
        4.300%, 04/01/10                275         288
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser R, RB
        5.250%, 04/01/15                700         782
   Cobb-Marietta, Coliseum
     & Exhibit Hall Authority,
     RB, AMBAC
        5.000%, 10/01/09                550         617
   Cobb-Marietta, Coliseum
     & Exhibit Hall Authority,
     RB, MBIA
        5.000%, 10/01/10                380         425
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, RB, AMBAC
        5.500%, 09/01/11                300         344
   Columbus, Building Lease
     Authority, Ser A, RB
        5.250%, 01/01/17                705         780
        4.125%, 01/01/13                500         515
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         102
   Columbus, Water & Sewer
     Authority, RB, FSA
        5.250%, 05/01/09              1,000       1,130
   Coweta County, Water & Sewer
     Authority, RB
        5.200%, 06/01/21                150         157
   De Kalb County, Water & Sewer
     Authority, RB
        4.625%, 10/01/09                300         330
        4.625%, 10/01/11                200         215
        4.500%, 10/01/10                450         488
   Douglas County, School District,
     GO
        4.000%, 01/01/09                250         264
   Douglasville-Douglas County,
     Water & Sewer Authority, RB,
     AMBAC
        5.450%, 06/01/07                325         362


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(CONTINUED)                           (000)      (000)
--------------------------------------------------------------------------------

   Downtown Savannah Authority,
     Stormwater Capital Imports
     Project, RB
        4.600%, 08/01/11             $  600    $    633
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         113
        4.500%, 06/01/14                250         261
        4.400%, 06/01/13                250         262
   Fayette County, School District,
     GO
        4.300%, 03/01/10                500         530
   Fayette County, Water Authority,
     RB, FSA
        4.400%, 10/01/13                275         289
        4.300%, 10/01/12                200         210
   Fayette County, Water Authority,
     Ser A, RB, FGIC
        4.900%, 10/01/07                250         276
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                170         177
   Forsyth County, GO
        5.200%, 03/01/09                300         335
   Forsyth County, School District,
     GO
        5.125%, 07/01/15                500         546
        4.250%, 07/01/10                375         398
        4.000%, 07/01/07                200         213
   Fulco, Hospital Authority, Saint
     Joseph Hospital, Anticipation
     Certificates, RB, Pre-Refunded
     @ 102 (A)
        5.100%, 10/01/05                250         263
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         108
        4.300%, 11/01/08                240         261
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         269
   Fulton County, School District,
     GO
        5.250%, 01/01/14                260         291
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                395         442
        5.250%, 01/01/11                250         277
        5.250%, 01/01/12                300         330
        5.250%, 01/01/13                100         110

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------

   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System Project,
     RB, MBIA
        4.625%, 05/15/07             $  300    $    324
        4.600%, 05/15/06                220         235
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                500         559
   Georgia State, Environmental
     Facilities Authority, Water &
     Waste Water Project, RB
        4.700%, 07/01/11                500         529
        4.500%, 07/01/08                500         547
        4.500%, 07/01/09                500         539
   Georgia State, Municipal Electric
     Authority, Project One, Ser A,
     RB, MBIA
        5.125%, 01/01/11                500         542
   Georgia State, Municipal Gas
     Authority, Buford Project, RB,
     FSA
        5.600%, 11/01/13                300         338
        5.500%, 11/01/11                200         227
        4.700%, 11/01/08                215         236
        4.650%, 11/01/07                205         224
   Georgia State, Municipal Gas
     Authority, City of Toccoa
     Project, RB, AMBAC
        4.250%, 06/01/09                200         215
   Georgia State, Private Colleges &
     Universities Authority, Agnes
     Scott College Project, RB, MBIA
        4.000%, 06/01/08                175         186
   Georgia State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
        5.000%, 11/01/11                300         332
        4.700%, 11/01/11                500         534
   Georgia State, Private Colleges &
     Universities Authority, Mercer
     University Project, Ser A, RB
        4.750%, 10/01/11                300         309
        4.450%, 10/01/07                300         309
   Georgia State, Ser B, GO
        5.000%, 07/01/14              1,000       1,077
        5.000%, 05/01/19              1,000       1,053
   Georgia State, Ser C, GO
        7.250%, 07/01/09                150         185
        6.500%, 07/01/07                605         699
        6.500%, 04/01/08                400         468
        6.250%, 08/01/13              1,000       1,209
        5.750%, 09/01/09                500         580


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
17

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2003

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(CONTINUED)                           (000)      (000)
--------------------------------------------------------------------------------

   Georgia State, Ser D, GO
        7.400%, 08/01/07             $  500    $    595
        6.300%, 11/01/09              1,000       1,193
        5.750%, 10/01/15                700         800
        5.250%, 08/01/09                500         566
        5.250%, 10/01/15              1,500       1,689
        5.000%, 08/01/20                500         524
   Georgia State, Tollway Authority,
     Georgia 400 Project, RB
        4.500%, 07/01/11                250         270
   Gwinnett County, School District,
     GO
        6.400%, 02/01/10                200         237
        5.000%, 02/01/14                500         546
   Gwinnett County, Water & Sewer
     Authority, RB
        5.000%, 08/01/15                500         539
   Gwinnett County, Water & Sewer
     Authority, Ser B, RB
        4.750%, 08/01/16              1,000       1,058
        4.750%, 08/01/17              1,000       1,049
   Henry County, School District, GO
        5.200%, 08/01/10                500         561
   Henry County, Water & Sewer
     Authority, RB
        5.125%, 02/01/19              1,045       1,112
   Houston County, School District,
     Intergovernmental Contract, COP
        5.750%, 03/01/09                100         103
   Jones County, School District, GO
        5.000%, 01/01/08                375         380
   Lee County, Utilities Authority,
     Water & Sewer Project, RB, FSA
        4.700%, 07/01/13                500         529
   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05                205         210

   Marietta, School District, Ser A,
     GO
        4.000%, 02/01/08                250         266



                                     Shares/     Market
                                   Face Amount    Value
                                      (000)       (000)
--------------------------------------------------------------------------------

   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12             $  500    $    534
   Newton County, Hospital
     Authority, Newton Health System
     Project-1999, RB
        5.250%, 02/01/09                400         447
   Newton County, Water & Sewer
     Authority, RB
        5.000%, 11/01/09                320         355
   Paulding County, Water & Sewer
     Authority, RB, AMBAC
        4.100%, 12/01/07                220         236
   Rome, Water & Sewer Authority,
     RB, AMBAC
        5.250%, 01/01/09                500         560
   Roswell, GO
        5.500%, 02/01/12                770         854
        5.000%, 02/01/08                150         166
   Roswell, GO, Pre-Refunded @ 101
     (A)
        5.500%, 02/01/14                150         172
   Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                500         510
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         272
                                             ----------
TOTAL MUNICIPAL BONDS
   (Cost $49,359)                                51,607
                                             ----------

MONEY MARKETS (8.4%)
   SEI Tax Exempt Trust,
     Institutional
     Tax-Free Fund, Cl A          2,430,010       2,430
   SEI Tax Exempt Trust,
     Tax-Free Fund, Cl A          2,226,917       2,227
                                             ----------
TOTAL MONEY MARKETS
   (Cost $4,657)                                  4,657
                                             ----------
TOTAL INVESTMENTS (101.2%)
   (Cost $54,016)                                56,264
                                             ----------





    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statement of Net Assets
OCTOBER 31, 2003


GEORGIA MUNICIPAL BOND FUND                       Value
(CONCLUDED)                                       (000)
--------------------------------------------------------------------------------





OTHER ASSETS AND LIABILITIES (-1.2%)
   Investment Advisory Fees Payable            $    (20)
   Administration Fees Payable                      (10)
   Other Assets and Liabilities, Net               (611)
                                              ---------
TOTAL OTHER ASSETS AND LIABILITIES                 (641)
                                              ---------

NET ASSETS:
   Portfolio Shares of Institutional
     Shares (unlimited authorization
     -- no par value) based on
     5,377,186 outstanding shares of
     beneficial interest                         51,962
   Portfolio Shares of Class A
     Shares (unlimited authorization
     -- no par value) based on
     66,556 outstanding shares of
     beneficial interest                            661
   Accumulated net realized gain
     on investments                                 752
   Net unrealized appreciation on investments     2,248
                                              ---------
TOTAL NET ASSETS (100.0%)                      $ 55,623
                                              =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($54,942,268 (DIVIDE) 5,377,186 shares)       $10.22
                                                =======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($680,271 (DIVIDE) 66,556 shares)             $10.22
                                                =======

Maximum Offering Price Per Share --
   Class A Shares ($10.22 (DIVIDE) 95.50%) (B)   $10.70
                                                =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGE, PLEASE SEE CURRENT PROSPECTUS. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Statements of Operations (000)
FOR THE YEAR ENDED OCTOBER 31, 2003

                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         11/01/02          11/01/02           11/01/02          11/01/02
                                                        TO 10/31/03       TO 10/31/03        TO 10/31/03       TO 10/31/03
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................       $ 2,699           $  613              $   --            $   --
   Interest Income ...............................           212              112               6,996             2,028
   Less: Foreign Taxes Withheld...................            --               (6)                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income........................         2,911              719               6,996             2,028
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................         1,069              354                 745               228
   Administration Fees ...........................           248              145                 230               115
   Distribution Fees-- Class A Shares.............             9                5                   6                 1
   Distribution Fees-- Class B Shares.............             9               19                   9                --
   Distribution Fees-- Class C Shares.............            32               26                  --                --
   Transfer Agent Fees ...........................           105               98                  66                41
   Professional Fees .............................            40               11                  36                11
   Registration Fees .............................            22               16                  20                 4
   Custodian Fees ................................            18                8                  12                 5
   Printing Fees .................................            14                4                  15                 4
   Trustee Fees...................................             8                2                   9                 2
   Other Fees ....................................             4                2                   7                17
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses.................................         1,578              690               1,155               428
     Less: Investment Advisory Fees Waived........            --             (120)                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................         1,578              570               1,155               428
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income .........................         1,333              149               5,841             1,600
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
  Investments and Written Covered Call Options:
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions................       (12,780)          (1,820)              4,341               752
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Written
     Covered Call Options ........................        41,717           14,642                (939)             (267)
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain
     on Investments and Written
     Covered Call Options.........................        28,937           12,822               3,402               485
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations .............................      $ 30,270          $12,971              $9,243            $2,085
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS

Statements of Changes in Net Assets (000)
FOR THE PERIODS ENDED OCTOBER 31, 2003 AND OCTOBER 31, 2002

                                                                         LARGE CAP                          MID CAP
                                                                        CORE EQUITY                          VALUE
                                                                           FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                11/01/02         11/01/01         11/01/02        11/01/01
                                                               TO 10/31/03      TO 10/31/02      TO 10/31/03     TO 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income..................................       $  1,333       $  1,203           $   149        $   247
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions........................        (12,780)        (3,101)           (1,820)          (170)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Written
     Covered Call Options ................................         41,717        (33,206)           14,642         (5,988)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations......................................         30,270        (35,104)           12,971         (5,911)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares ................................         (1,402)        (1,090)             (282)            (6)
     Class A Shares.......................................            (20)            (6)               (8)            --
     Class B Shares.......................................             (2)            --                --             --
     Class C Shares.......................................             (7)            (4)               --             --
   Realized Capital Gains:
     Institutional Shares.................................             --             --                --            (19)
     Class A Shares ......................................             --             --                --             --
     Class B Shares.......................................             --             --                --             --
     Class C Shares.......................................             --             --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions......................         (1,431)        (1,100)             (290)           (25)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued ..............................................         46,610         84,075            10,073         30,652
     In Lieu of Dividends and Distributions...............             83             60                73             14
     Redeemed.............................................        (28,635)       (43,442)          (14,539)        (5,829)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions.....................         18,058         40,693            (4,393)        24,837
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued ..............................................          4,515          2,368             1,941          1,625
     In Lieu of Dividends and Distributions...............             16              4                 7             --
     Redeemed ............................................           (487)          (218)             (400)          (208)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.          4,044          2,154             1,548          1,417
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued ..............................................            458            893             1,663          1,423
     In Lieu of Dividends and Distributions...............              2              1                --             --
     Redeemed.............................................            (64)           (21)             (202)           (74)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions             396            873             1,461          1,349
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued ..............................................          1,362          3,360             1,929          2,310
     In Lieu of Dividends and Distributions...............              6              4                --             --
     Redeemed.............................................           (517)          (126)             (518)           (81)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions             851          3,238             1,411          2,229
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions................         23,349         46,958                27         29,832
------------------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................         52,188         10,754            12,708         23,896
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................        160,129        149,375            43,305         19,409
   End of Period..........................................       $212,317       $160,129           $56,013        $43,305
====================================================================================================================================

(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

           INTERMEDIATE-TERM                                   GEORGIA
                 BOND                                         MUNICIPAL
                 FUND                                         BOND FUND
--------------------------------------------------------------------------------
  11/01/02         11/01/01                        11/01/02          11/01/01
 TO 10/31/03      TO 10/31/02                     TO 10/31/03       TO 10/31/02
--------------------------------------------------------------------------------


  $  5,841          $  6,271                        $ 1,600           $ 1,635

     4,341             2,521                            752               313


      (939)            2,271                           (267)              649
--------------------------------------------------------------------------------

     9,243            11,063                          2,085             2,597
--------------------------------------------------------------------------------


    (5,754)           (6,247)                        (1,583)           (1,626)
       (71)              (17)                           (17)               (8)
       (21)               (3)                            --                --
        --                --                             --                --

    (2,501)              (86)                          (310)               --
       (15)               --                             (3)               --
        (6)               --                             --                --
        --                --                             --                --
--------------------------------------------------------------------------------
    (8,368)           (6,353)                        (1,913)           (1,634)
--------------------------------------------------------------------------------

    51,667            80,911                         14,631            11,649
       321               150                              2                 1
   (36,109)          (33,457)                        (9,186)           (6,571)
--------------------------------------------------------------------------------

    15,879            47,604                          5,447             5,079
--------------------------------------------------------------------------------

     5,046             1,273                            257               680
        77                15                              3                 2
    (1,386)             (463)                           (43)             (238)
--------------------------------------------------------------------------------
     3,737               825                            217               444
--------------------------------------------------------------------------------
     1,173               326                             --                --
        22                 2                             --                --
      (280)               --                             --                --
--------------------------------------------------------------------------------
       915               328                             --                --
--------------------------------------------------------------------------------

        --                --                             --                --
        --                --                             --                --
        --                --                             --                --
--------------------------------------------------------------------------------
        --                --                            --                 --
--------------------------------------------------------------------------------
    20,531            48,757                          5,664             5,523
--------------------------------------------------------------------------------
    21,406            53,467                          5,836             6,486
--------------------------------------------------------------------------------

   155,968           102,501                         49,787            43,301
--------------------------------------------------------------------------------
  $177,374          $155,968                        $55,623           $49,787
================================================================================


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED OCTOBER 31


                   Net               Realized and                                                             Net
                  Asset     Net       Unrealized              Dividends    Distributions      Total          Asset
                 Value,   Investment    Gains       Total      from Net   from Realized     Dividends       Value,
                Beginning  Income    (Losses) on    from      Investment     Capital           and            End       Total
                of Period  (Loss)    Securities    Operations  Income         Gain        Distributions   of Period    Return+
                --------- ---------- -----------   ---------- ----------  -------------   -------------   ---------    -------

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2003            $ 8.11     $ 0.07     $ 1.28      $ 1.35      $(0.07)        $   --         $(0.07)        $ 9.39      16.76%
2002              9.82       0.06      (1.71)      (1.65)      (0.06)            --          (0.06)          8.11     (16.89)
2001(1)          10.00         --      (0.18)      (0.18)         --             --             --           9.82      (1.80)
Class A
2003            $ 8.09     $ 0.05     $ 1.27      $ 1.32      $(0.05)        $   --         $(0.05)        $ 9.36      16.43%
2002              9.82       0.04      (1.73)      (1.69)      (0.04)            --          (0.04)          8.09     (17.22)
2001(2)          10.10         --      (0.28)      (0.28)         --             --             --           9.82      (2.77)
Class B
2003            $ 8.07     $(0.01)    $ 1.28      $ 1.27      $(0.02)        $   --         $(0.02)        $ 9.32      15.75%
2002              9.83         --      (1.74)      (1.74)      (0.02)            --          (0.02)          8.07     (17.75)
2001(3)          10.16         --      (0.33)      (0.33)         --             --             --           9.83      (3.25)
Class C
2003            $ 8.07     $(0.01)    $ 1.28      $ 1.27      $(0.02)        $   --         $(0.02)        $ 9.32      15.74%
2002              9.82         --      (1.73)      (1.73)      (0.02)            --          (0.02)          8.07     (17.65)
2001(4)           9.97         --      (0.15)      (0.15)         --             --             --           9.82      (1.50)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2003++          $ 8.96     $ 0.04     $ 2.89      $ 2.93      $(0.07)        $   --         $(0.07)        $11.82      32.85%
2002              9.87       0.08      (0.98)      (0.90)         --          (0.01)         (0.01)          8.96      (9.12)
2001(1)          10.00         --      (0.13)      (0.13)         --             --             --           9.87      (1.30)
Class A
2003++          $ 8.94     $ 0.02     $ 2.88      $ 2.90      $(0.05)        $   --         $(0.05)        $11.79      32.57%
2002              9.88       0.07      (1.00)      (0.93)         --          (0.01)         (0.01)          8.94      (9.42)
2001(4)           9.91         --      (0.03)      (0.03)         --             --             --           9.88      (0.30)
Class B
2003++          $ 8.88     $(0.06)    $ 2.86      $ 2.80      $   --         $   --         $   --         $11.68      31.53%
2002              9.88       0.01      (1.00)      (0.99)         --          (0.01)         (0.01)          8.88     (10.04)
2001(4)           9.91         --      (0.03)      (0.03)         --             --             --           9.88      (0.30)
Class C
2003++          $ 8.88     $(0.06)    $ 2.87      $ 2.81      $   --         $   --         $   --         $11.69      31.64%
2002              9.87       0.02      (1.00)      (0.98)         --          (0.01)         (0.01)          8.88      (9.95)
2001(4)           9.91         --      (0.04)      (0.04)         --             --             --           9.87      (0.40)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2003            $10.35     $ 0.37     $ 0.23      $ 0.60      $(0.37)        $(0.17)        $(0.54)        $10.41       5.89%
2002             10.13       0.43       0.23        0.66       (0.43)         (0.01)         (0.44)         10.35       6.75
2001(1)          10.00       0.02       0.13        0.15       (0.02)            --          (0.02)         10.13       1.50
Class A
2003            $10.36     $ 0.34     $ 0.24      $ 0.58      $(0.34)        $(0.17)        $(0.51)        $10.43       5.71%
2002(5)           9.97       0.41       0.40        0.81       (0.41)         (0.01)         (0.42)         10.36       8.37
Class B
2003            $10.36     $ 0.26     $ 0.23      $ 0.49      $(0.26)        $(0.17)        $(0.43)        $10.42       4.81%
2002(6)          10.21       0.33       0.16        0.49       (0.33)         (0.01)         (0.34)         10.36       4.97

[TABLE CONTINUED]




                                                            Ratio        Ratio
                                  Net                      of Net     of Expenses
                                Assets,       Ratio      Investment   to Average
                                  End      of Expenses  Income (Loss) Net Assets  Portfolio
                               of Period    to Average   to Average   (Excluding  Turnover
                                 (000)      Net Assets   Net Assets    Waivers)     Rate
                              ----------   -----------  ------------- ----------- ---------
-------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------
Institutional
2003                          $200,446        0.86%        0.78%       0.86%       23.83%
2002                           154,860        0.88         0.69        0.88        23.81
2001(1)                        149,304        1.00        (0.08)       1.39         3.02
Class A
2003                          $  6,567        1.11%        0.49%       1.11%       23.83%
2002                             1,855        1.08         0.54        1.08        23.81
2001(2)                             40        1.25        (0.45)       1.66         3.02
Class B
2003                          $  1,276(1)                  1.86%      (0.24)%       1.86%
23.83%
2002                               735        1.84        (0.21)       1.84        23.81
2001(3)                             15        2.00        (0.96)       2.49         3.02
Class C
2003                          $  4,028(1)    1.86%        (0.23)%      1.86%       23.83%
2002                             2,679        1.82        (0.19)       1.82        23.81
2001(4)                             16        2.00        (0.83)       2.40         3.02
-------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-------------------------------------------------------------------------------------------
Institutional
2003++                        $ 45,420        1.10%        0.21%       1.35%       44.99%
2002                            38,909        1.10         1.00        1.57        36.34
2001(1)                         19,242        1.10        (0.22)       3.10         5.14
Class A
2003++                        $  3,356        1.35%       (0.03)%      1.60%       44.99%
2002                             1,232        1.35         1.05        1.69        36.34
2001(4)                             51        1.35        (0.22)       3.37         5.14
Class B
2003++                        $  3,224        2.10%       (0.80)%      2.35%       44.99%
2002                             1,254        2.10         0.12        2.48        36.34
2001(4)                             97        2.10        (0.72)       4.23         5.14
Class C
2003++                        $  4,013        2.10%       (0.81)%      2.35%       44.99%
2002                             1,910        2.10         0.27        2.46        36.34
2001(4)                             19        2.10        (0.94)       4.02         5.14
-------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------------------------------------------------------------
Institutional
2003                          $171,560        0.69%        3.55%       0.69%       47.26%
2002                           154,782        0.73         4.39        0.73        44.70
2001(1)                        102,501        1.00         4.10        1.28         2.65
Class A
2003                          $  4,569        0.94%        3.11%       0.93%       47.26%
2002(5)                            852        0.94         4.12        0.94        44.70
Class B
2003                          $  1,245        1.69%        2.39%       1.68%       47.26%
2002(6)                            334        1.69         3.21        1.69        44.70






    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]


                   Net               Realized and                                                             Net
                  Asset               Unrealized              Dividends   Distributions      Total          Asset
                 Value,      Net         Gains       Total     from Net   from Realized     Dividends       Value,
                Beginning Investment     on          from     Investment     Capital          and            End        Total
                of Period   Income    Securities   Operations   Income        Gain       Distributions    of Period    Return+
                --------- ---------- -----------   ---------- ----------  -------------   -------------   ---------    -------
------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
Institutional
2003            $10.18     $ 0.32     $ 0.10         $0.42    $(0.32)      $(0.06)          $(0.38)        $10.22        4.27%
2002             10.02       0.34       0.16          0.50     (0.34)          --            (0.34)         10.18        5.12
2001(1)          10.00       0.01       0.02          0.03     (0.01)          --            (0.01)         10.02        0.35
Class A
2003            $10.18     $ 0.30     $ 0.10         $0.40    $(0.30)      $(0.06)          $(0.36)        $10.22        3.99%
2002(7)           9.71       0.26       0.47          0.73     (0.26)          --            (0.26)         10.18        7.65


[TABLE CONTINUED]
                                                            Ratio        Ratio
                                  Net                      of Net     of Expenses
                                Assets,       Ratio      Investment   to Average
                                  End      of Expenses     Income     Net Assets  Portfolio
                               of Period    to Average   to Average   (Excluding  Turnover
                                 (000)      Net Assets   Net Assets    Waivers)     Rate
                              ----------   -----------  ------------- ----------- ---------
-------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------
Institutional
2003                            $54,943        0.84%        3.16%       0.84%       40.70%
2002                             49,326        0.90         3.42        0.90        33.70
2001(1)                          43,301        1.00         3.11        1.47         0.00
Class A
2003                            $   680        1.09%        2.88%       1.09%       40.70%
2002(7)                             461        1.17         3.09        1.17        33.70


+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++Per share net investment income and net realized and unrealized gains/(losses)
  calculated using average shares.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Notes to Financial Statements
OCTOBER 31, 2003


1. ORGANIZATION
--------------------------------------------------------------------------------

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value using methods determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.



--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     The Large Cap Core Equity Fund entered into written option transactions during the year ended October 31, 2003, and are summarized as follows:

                                   # OF            PREMIUM
                                CONTRACTS           (000)
                                ---------         --------
     Balance at beginning of year   5,361          $   483
     Written                       66,039            8,199
     Expired                         (372)             (58)
     Closing Buys                  (1,497)            (176)
                                  (60,715)          (7,064)
                                 --------         --------
     Balance at end of year         8,816          $ 1,384
                                 ========         ========


     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of SEI Investments Global Funds Services the "Administrator"), a wholly owned subsidiary of SEI Investments Company. The Distributor is SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $6,932 from the Large Cap Core Equity Fund, $1,652 from the Mid Cap Value Fund, $2,981 from the Intermediate-Term Bond Fund for the year ended October 31, 2003 through a reduction in the yield earned on those repurchase



--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
OCTOBER 31, 2003


agreements. Effective October 24, 2003, this agreement was discontinued.


4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
AGREEMENTS:
--------------------------------------------------------------------------------

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on November 12, 2002. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and C Shares as compensation for distribution services and up to 0.25% of each Funds' assets attributable to Class B and Class C Shares as compensation for shareholder services.



A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                                   CDSC
-------------                                  -------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                           None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001 under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:
                                          INTERMEDIATE-
                     LARGE CAP   MID CAP      TERM      GEORGIA
                    CORE EQUITY   VALUE       BOND     MUNICIPAL
  SHARE CLASS          FUND       FUND        FUND       FUND
  ------------      ----------   -------  -----------  ----------
  Institutional Shares  1.00%      1.10%     1.00%      1.00%
  Class A Shares        1.25%     1.35%      1.25%      1.25%
  Class B Shares        2.00%     2.10%      2.00%        --
  Class C Shares        2.00%     2.10%        --         --

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the

--------------------------------------------------------------------------------
28

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]


Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from November 1, 2002 through October 31, 2003 were as follows (000):
                                              INTERMEDIATE-
                          LARGE CAP   MID CAP     TERM       GEORGIA
                         CORE EQUITY   VALUE      BOND      MUNICIPAL
                            FUND       FUND       FUND        FUND
                         ----------   ------- ------------  ---------
Purchases:
  U.S. Government .....    $    --    $ 7,813   $10,243      $    --
  Other ...............     52,243     10,512    75,428       22,049
Sales:
  U.S. Government .....         --      7,814    32,304           --
  Other ...............     37,980     15,888    40,544       19,910

7. SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

Share Transactions for the Funds for the period from November 1, 2002 through October 31, 2003 were as follows (000):
                                          INTERMEDIATE-
                     LARGE CAP   MID CAP      TERM       GEORGIA
                    CORE EQUITY   VALUE       BOND      MUNICIPAL
                       FUND       FUND        FUND        FUND
                    ----------  --------- ------------- ---------
Institutional Class:
  Issued                5,605       964      4,946        1,431
  Issued in Lieu of
    Dividends and
    Distributions          10         8         31           --
  Redeemed             (3,377)   (1,474)    (3,452)        (898)
                       ------    ------     ------       ------
  Net Institutional
    Class Transactions  2,238      (502)     1,525          533
                       ------    ------     ------       ------
Class A:
  Issued                  525       184        482           25
  Issued in Lieu of
    Dividends and
    Distributions           2         1          7           --
  Redeemed                (55)      (38)      (133)          (4)
                       ------    ------     ------       ------
  Net Class A
    Transactions          472       147        356           21
                       ------    ------     ------       ------
Class B:
  Issued                   54       154        112           --
  Issued in Lieu of
    Dividends and
    Distributions          --        --          2           --
  Redeemed                 (8)      (19)       (27)          --
                       ------    ------     ------       ------
  Net Class B
    Transactions           46       135         87           --
                       ------    ------     ------       ------
Class C:
  Issued                  161       180         --           --
  Issued in Lieu of
    Dividends and
    Distributions           1        --         --           --
  Redeemed                (62)      (52)        --           --
                       ------    ------     ------       ------
  Net Class C
    Transactions          100       128         --           --
                       ------    ------     ------       ------
  Net Increase
    (Decrease) in
    Shares
    Outstanding
    from Share
    Transactions        2,856       (92)     1,968          554
                       ======    ======     ======       ======



8. FEDERAL TAX INFORMATION:
--------------------------------------------------------------------------------

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003 (000):

                            UNDISTRIBUTED       ACCUMULATED
                           NET INVESTMENT        REALIZED
                            INCOME/(LOSS)       GAIN/(LOSS)
                           --------------       -----------
Mid Cap Value Fund              $(11)              $11
Intermediate-Term
Bond Fund                          5                (5)



--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]


The tax character of dividends and distributions paid during the last two years were as follows (000):

                                           ORDINARY                  LONG-TERM                 TAX
                                            INCOME                 CAPITAL GAIN           EXEMPT INCOME              TOTAL
                                          ----------              --------------         --------------         --------------
Large Cap Core Equity Fund       2003        $1,431                     $ --                   $  --                 $1,431
                                 2002         1,100                       --                      --                  1,100
Mid Cap Value Fund               2003           290                       --                      --                    290
                                 2002             6                       19                      --                     25
Intermediate-Term Bond Fund      2003         7,062                    1,306                      --                  8,368
                                 2002         6,267                       86                      --                  6,353
Georgia Municipal Bond Fund      2003           131                      191                   1,591                  1,913
                                 2002           171                       --                   1,463                  1,634

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows (000):

                            UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED                 UNREALIZED      OTHER     TOTAL DISTRIBUTABLE
                              TAX-EXEMPT     ORDINARY     LONG-TERM   CAPITAL LOSS   APPRECIATION   TEMPORARY        EARNINGS
                                INCOME        INCOME     CAPITAL GAIN CARRYFORWARDS (DEPRECIATION)  DIFFERENCES (ACCUMULATED LOSSES)
                            ------------- ------------- ------------- ------------- --------------  ----------- --------------------
Large Cap Core Equity Fund        $--         $ 112            $--     $(15,752)      $13,374        $(113)          (2,379)
Mid Cap Value Fund                 --           106             --       (2,021)        8,780          (18)           6,847
Intermediate-Term Bond Fund        --         1,083          3,743           --         5,091         (492)           9,425
Georgia Municipal Bond Fund       144           153            601           --         2,248         (146)           3,000

For Federal income tax purposes, capital carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains as follows (000):

                                                                                                              TOTAL CAPITAL LOSS
                                            EXPIRES                   EXPIRES                EXPIRES             CARRYFORWARD
                                             2011                      2010                   2009                 10/31/03
                                           --------                  --------                -------          ------------------
Large Cap Core Equity Fund                  $12,780                   $2,932                     $40                $15,752
Mid Cap Value Fund                            2,004                       17                      --                  2,021

For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes, primarily due to wash sales and straddles on options which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at October 31, 2003, for each Fund is as follows (000):

                                                                 AGGREGATE GROSS         AGGREGATE GROSS
                                                                    UNREALIZED             UNREALIZED           NET UNREALIZED
                                       FEDERAL TAX COST            APPRECIATION           DEPRECIATION           APPRECIATION
                                       --------------------      ---------------         ---------------        --------------
Large Cap Core Equity Fund                 $198,230                  $27,326                $(13,952)               $13,374
Mid Cap Value Fund                           46,844                   10,370                  (1,590)                 8,780
Intermediate-Term Bond Fund                 176,247                    5,792                    (701)                 5,091
Georgia Municipal Bond Fund                  54,016                    2,382                    (134)                 2,248

--------------------------------------------------------------------------------
30

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]


9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------

The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10.  OTHER
--------------------------------------------------------------------------------

At October 31, 2003, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

                                  NO. OF           %
                               SHAREHOLDERS    OWNERSHIP
                               ------------    ---------
Large Cap Core Fund
  Institutional Shares               1            94%
  Class A Shares                     3            57%
Mid Cap Value Fund
  Institutional Shares               1            70%
  Class A Shares                     2            49%
Intermediate-Term Bond Fund
  Institutional Shares               1            96%
  Class A Shares                     2            45%
Georgia Municipal Bond Fund
  Institutional Shares               1           100%
  Class A Shares                     3            83%

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Independent Auditors' Report


To the Shareholders and Board of Trustees of Synovus Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds (the "Funds"), four of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds of The Advisors' Inner Circle Fund as of October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Philadelphia, Pennsylvania
December 23, 2003

--------------------------------------------------------------------------------
32

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor The following chart lists Trustees and Officers as of November 11, 2003.



                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'            OTHER
                         POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND        DIRECTORSHIPS
    NAME, ADDRESS,        HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD          HELD BY
         AGE 1            THE TRUST  TIME SERVED 2        DURING PAST 5 YEARS           MEMBER              BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY             Trustee   (Since 1993)  Vice Chairman of Ameritrust Texas      45        Trustee of The Arbor Funds,
76 yrs. old                                        N.A.,1989-1992, and MTrust Corp.,                The MDL Funds, and The
                                                   1985-1989. Expedition Funds.

------------------------------------------------------------------------------------------------------------------------------------

ROBERT A. PATTERSON        Trustee   (Since 1993)  Pennsylvania State University, Senior  45        Member and Treasurer, Board of
74 yrs. old                                        Vice President, Treasurer (Emeritus);            Trustees of Grove City College.
                                                   Financial and Investment                         Trustee of The Arbor Funds,
                                                   Consultant, Professor of                         The MDL Funds, and The
                                                   Transportation since 1984;                       Expedition Funds.
                                                   Vice President-Investments,
                                                   Treasurer, Senior Vice President
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------

EUGENE B. PETERS           Trustee   (Since 1993)  Private investor from 1987 to present. 45        Trustee of The Arbor Funds,
74 yrs. old                                        Vice President and Chief Financial               The MDL Funds, and The
                                                   officer, WesternCompany of North                 Expedition Funds.
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.

------------------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY            Trustee   (Since 1994)  Partner, Dechert Price & Rhoads,       45        Trustee of The Arbor Funds, The
72 yrs. old                                        September 1987-December 1993.                    MDL Funds, The Expedition Funds,
                                                                                                     SEI Asset Allocation Trust,
                                                                                                    SEI Daily Income Trust, SEI
                                                                                                    Index Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments Trust,
                                                                                                    SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust and SEI
                                                                                                    Tax Exempt Trust.

------------------------------------------------------------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.    Trustee   (Since 1999)  Chief Executive Officer, Newfound      45        Trustee, Navigator Securities
61 yrs. old                                        Consultants Inc. since April 1997.               Lending Trust, since 1995.
                                                   General Partner, Teton Partners, L.P.,           Trustee of The Fulcrum Trust.
                                                   June 1991-December 1996; Chief                   Trustee of the Arbor Funds,
                                                   Financial Officer, Nobel Partners,               The MDL Funds, The Expedition
                                                   L.P., March 1991-December1996;                   Funds, SEI Asset Income Trust,
                                                   Treasurer and Clerk, Peak Asset                  SEI Index Funds, SEI
                                                   Management, Inc., since 1991.                    Allocation Trust, SEI Daily
                                                                                                    Institutional International
                                                                                                    Trust, SEI Institutional
                                                                                                    Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust and
                                                                                                    SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'             OTHER
                         POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND         DIRECTORSHIPS
    NAME, ADDRESS,        HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD           HELD BY
        AGE 1            THE TRUST   TIME SERVED 2        DURING PAST 5 YEARS           MEMBER               BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER         Chairman   (Since 1991)   Currently performs various services    45         Trustee of The Arbor Funds,
57 yrs. old            of the Board                on behalf of SEI Investments for                  Bishop Street Funds, The
                       of Trustees                 which Mr. Nesher is compensated.                  Expedition Funds, The MDL
                                                   Executive Vice President of SEI                   Funds, SEI Asset Allocation
                                                   Investments, 1986-1994. Director and              Trust, SEI Daily Income
                                                   Executive Vice President of the                   Trust, SEI Index Funds, SEI
                                                   Administrator and the Distributor,                Institutional International
                                                   1981-1994.                                        Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust and SEI
                                                                                                     Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM M. DORAN           Trustee  (Since 1992)   Partner, Morgan, Lewis & Bockius LLP   45         Trustee of The Arbor Funds, The
1701 Market Street,                                (law firm), counsel to the Trust, SEI             MDL Funds, The Expedition
Philadelphia, PA 19103                             Investments, the Administrator and                Funds, SEI Asset Allocation
Trust,                                             the Distributor. Director of SEI                  SEI Daily Income Trust, SEI
63 yrs. old                                        Investments since 1974; Secretary of              Index Funds, SEI Institutional
                                                   SEI Investments since 1978.                       International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.

------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
34

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                              TERM OF                                           IN THE ADVISORS'       OTHER
                           POSITION(S)       OFFICE AND                                         INNER CIRCLE FUND   DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH         LENGTH OF         PRINCIPAL OCCUPATION(S)            OVERSEEN BY        HELD BY
        AGE 1              THE TRUST         TIME SERVED          DURING PAST 5 YEARS                OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA           President     (Since 2003)     Senior Operations Officer, SEI              N/A              N/A
42 yrs. old                                                 Investments, Fund Accounting and
                                                            Administration since 1996. From 1993 until
                                                            1996, Mr. Volk served as Assistant Chief
                                                            Accountant for the U.S. Securities and
                                                            Exchange Commission.

------------------------------------------------------------------------------------------------------------------------------------

JENNIFER SPRATLEY,        Controller and   (Since 2001)     Director, SEI Investments, Fund Accounting  N/A              N/A
CPA                      Chief Financial                    and Administration since November 1999;
34 yrs. old                  Officer                        Audit Manager, Ernst & Young LLP from
                                                            1991-1999.
------------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN              Co-Controller    (Since 2003)     Director, SEI Investments, Fund Accounting  N/A              N/A
39 yrs. old               and Co-Chief                      and Administration since June 2001. From
                           Financial                        March 2000 to 2001, Vice President of Funds
                            Officer                         Administration for J.P. Morgan Chase & Co.
                                                            From 1997 to 2000, Vice President of
                                                            Pension and Mutual Fund Accounting for
                                                            Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

SHERRY K. VETTERLEIN      Vice President   (Since 2001)     Vice President and Assistant Secretary of   N/A              N/A
41 yrs. old                and Secretary                    SEI Investments Global Funds Services and
                                                            SEI Investments Distribution Co. since
                                                            January 2001; Shareholder/Partner,
                                                            Buchanan Ingersoll Professional Corporation
                                                            from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------

LYDIA A. GAVALIS        Vice President and (Since 1998)     Vice President and Assistant Secretary      N/A              N/A
39 yrs. old             Assistant Secretary                 of SEI Investments, SEI Investments
                                                            Global Funds Services and SEI Investments
                                                            Distribution Co. since 1998; Assistant
                                                            General Counsel and Director of Arbitration,
                                                            Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO     Assistant Vice President(Since 2000)   Vice President and Assistant Secretary of   N/A              N/A
35 yrs. old           and Assistant Secretary               Investments Global Funds Services and SEI
                                                            Investments Distribution Co. since 1999;
                                                            Associate, Dechert (law firm) from 1997-1999;
                                                            Associate, Richter, Miller & Finn (law firm)
                                                            from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.



--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                              TERM OF                                         IN THE ADVISORS'       OTHER
                           POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND   DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN BY         HELD BY
        AGE 1              THE TRUST         TIME SERVED        DURING PAST 5 YEARS                OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS (CONTINUED)
--------------------

WILLIAM E. ZITELLI   Assistant Vice        (Since 2000)   Vice President and Assistant Secretary of   N/A              N/A
35 yrs. old           President and                       SEI Investments Global Funds Services and
                       Secretary                          SEI Investments Distribution Co. since 2000;
                                                          Vice President, Merrill Lynch & Co. Asset
                                                          Management Group from 1998-2000; Associate
                                                          at Pepper Hamilton LLP from 1997-1998.

------------------------------------------------------------------------------------------------------------------------------------

CHRISTINE M.            Vice President and (Since 2000)   Vice President and Assistant Secretary of   N/A              N/A
MCCULLOUGH              Assistant Secretary               SEI Investments Global Funds Services and
43 yrs. old                                               SEI Investments Distribution Co. since
                                                          1999; Associate at White and Williams LLP
                                                          from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------

JOHN C. MUNCH           Vice President and (Since 2001)   Vice President and Assistant Secretary of   N/A              N/A
32 yrs. old             Assistant Secretary               SEI Investments Global Funds Services and
                                                          SEI Investments Distribution Co. since
                                                          2001; Associate at Howard Rice Nemorvoski
                                                          Canady Falk & Rabkin from 1998-2001;
                                                          Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

JOHN MUNERA             Vice President and (Since 2002)   Middle Office Compliance Officer at SEI     N/A              N/A
40 yrs. old             Assistant Secretary               Investments since 2000; Supervising
                                                          Examiner at Federal Reserve Bank of
                                                          Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------

CORI DAGGETT            Vice President and (Since 2003)   Employed by SEI Investments Company         N/A              N/A
42 yrs. old             Assistant Secretary               since 2003, Associate at Drinker Biddle &
                                                          Reath from 1998-2003.

------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------
36

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                        [GRAPHIC
                                                                        OMITTED]

                             NOTICE TO SHAREHOLDERS
                                       OF
                                  SYNOVUS FUNDS
                                   (UNAUDITED)

For the shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, each Fund is designating the following items with regard to distributions paid during the year.

                                         LONG TERM    LONG TERM
                                        (20% RATE)   (18% RATE)    ORDINARY                                              QUALIFYING
                                       CAPITAL GAIN CAPITAL GAIN    INCOME      TAX-EXEMPT      TOTAL       QUALIFYING    DIVIDEND
             FUND                      DISTRIBUTION DISTRIBUTION DISTRIBUTIONS   INTEREST   DISTRIBUTIONS  DIVIDENDS (1) INCOME (2)
        ----------                     ------------ ------------ -------------   --------   -------------  ------------- ----------
Large Cap Core Equity Fund ............      0.00%         0.00       100.00%        0.00%       100.00%       94.75%       80.54%
Mid Cap Value Fund ....................      0.00%         0.00       100.00%        0.00%       100.00%      100.00%        0.00%
Intermediate-Term Bond Fund ...........     15.47%         0.00        84.53%        0.00%       100.00%        0.00%        0.00%
Georgia Municipal Bond Fund ...........      9.93%         0.00         6.80%       83.27%       100.00%        0.00%        0.00%


--------------------------------------------------------------------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

--------------------------------------------------------------------------------

NOTES

NOTES

NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Investment Advisors, Inc.
     P.O. Box 120
     Columbus, GA 31902-0120

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP




--------------------------------------------------------------------------------
SNV-AR-001-0300

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR
Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03

*  Print the name and title of each signing officer under his or her signature.